Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000020707 | Voya VACS Series HYB Fund___BNY-92913L262
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000020707 | China Government Bond_3.25__BNY-BGSQDV3
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020707 | Voya VACS Series EMCD Fund___BNY-92913M302
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000020707 | Voya VACS Series EMHCD Fund___BNY-92919X104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000020707 | United States Treasury Notes_4.375__BNY-91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020707 | China Government Bond_2.85__BNY-BKPTYX2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020707 | China Government Bond_3.29__BNY-BKDW712
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020707 | Fannie Mae REMIC Trust_2.5_Class IN_BNY-3136BDD47
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020707 | Malaysia Government Bond_3.828__BNY-BK74DQ1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020707 | Ginnie Mae_3.0__BNY-21H030674
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020707 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
C000020707 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020707 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020707 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000020707 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000020707 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000020707 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000020707 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000020707 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000020707 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000020707 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000020708 | Voya VACS Series HYB Fund___BNY-92913L262
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000020708 | China Government Bond_3.25__BNY-BGSQDV3
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020708 | Voya VACS Series EMCD Fund___BNY-92913M302
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000020708 | Voya VACS Series EMHCD Fund___BNY-92919X104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000020708 | United States Treasury Notes_4.375__BNY-91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020708 | China Government Bond_2.85__BNY-BKPTYX2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020708 | China Government Bond_3.29__BNY-BKDW712
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020708 | Fannie Mae REMIC Trust_2.5_Class IN_BNY-3136BDD47
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020708 | Malaysia Government Bond_3.828__BNY-BK74DQ1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020708 | Ginnie Mae_3.0__BNY-21H030674
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020708 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
C000020708 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020708 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020708 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000020708 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000020708 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000020708 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000020708 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000020708 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000020708 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000020708 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000020709 | Voya VACS Series HYB Fund___BNY-92913L262
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000020709 | China Government Bond_3.25__BNY-BGSQDV3
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020709 | Voya VACS Series EMCD Fund___BNY-92913M302
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000020709 | Voya VACS Series EMHCD Fund___BNY-92919X104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000020709 | United States Treasury Notes_4.375__BNY-91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020709 | China Government Bond_2.85__BNY-BKPTYX2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020709 | China Government Bond_3.29__BNY-BKDW712
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020709 | Fannie Mae REMIC Trust_2.5_Class IN_BNY-3136BDD47
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020709 | Malaysia Government Bond_3.828__BNY-BK74DQ1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020709 | Ginnie Mae_3.0__BNY-21H030674
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020709 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
C000020709 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020709 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020709 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000020709 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000020709 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000020709 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000020709 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000020709 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000020709 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000020709 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000020704 | ARM Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000020704 | Hitachi Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020704 | Holcim AG
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020704 | Industria de Diseno Textil SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020704 | Otis Worldwide Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020704 | Constellation Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020704 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020704 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020704 | General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020704 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020704 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020704 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000020704 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000020704 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000020704 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000020704 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000020704 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000020704 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000020704 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000020704 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000020704 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020704 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020704 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020704 | China
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020704 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020704 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020704 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020704 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020704 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020704 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000020704 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000020704 | India
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020704 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000020704 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.80%
C000020705 | ARM Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000020705 | Hitachi Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020705 | Holcim AG
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020705 | Industria de Diseno Textil SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020705 | Otis Worldwide Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020705 | Constellation Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020705 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020705 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020705 | General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020705 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020705 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020705 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000020705 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000020705 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000020705 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000020705 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000020705 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000020705 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000020705 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000020705 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000020705 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020705 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020705 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020705 | China
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020705 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020705 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020705 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020705 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020705 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020705 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000020705 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000020705 | India
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020705 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000020705 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.80%
C000020706 | ARM Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000020706 | Hitachi Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020706 | Holcim AG
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020706 | Industria de Diseno Textil SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020706 | Otis Worldwide Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020706 | Constellation Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020706 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020706 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020706 | General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020706 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020706 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020706 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000020706 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000020706 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000020706 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000020706 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000020706 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000020706 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000020706 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000020706 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000020706 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020706 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020706 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020706 | China
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020706 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020706 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020706 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020706 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020706 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020706 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000020706 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000020706 | India
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020706 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000020706 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.80%
C000074828 | ARM Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000074828 | Hitachi Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074828 | Holcim AG
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000074828 | Industria de Diseno Textil SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000074828 | Otis Worldwide Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074828 | Constellation Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074828 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074828 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074828 | General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074828 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074828 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000074828 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000074828 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000074828 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000074828 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000074828 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000074828 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000074828 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000074828 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000074828 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000074828 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000074828 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074828 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000074828 | China
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074828 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074828 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074828 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074828 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074828 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074828 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000074828 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000074828 | India
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000074828 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000074828 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.80%
C000060439 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000060439 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000060439 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000060439 | Schwab U.S. TIPS ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000060439 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000060439 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000060439 | Vanguard Short-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060439 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000060439 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060439 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060439 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060439 | Equity
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000060439 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000060439 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000060439 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000060439 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000060439 | International
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000060439 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060439 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000060439 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000060439 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000060439 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000060439 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060440 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000060440 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000060440 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000060440 | Schwab U.S. TIPS ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000060440 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000060440 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000060440 | Vanguard Short-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060440 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000060440 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060440 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060440 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060440 | Equity
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000060440 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000060440 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000060440 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000060440 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000060440 | International
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000060440 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060440 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000060440 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000060440 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000060440 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000060440 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060441 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000060441 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000060441 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000060441 | Schwab U.S. TIPS ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000060441 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000060441 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000060441 | Vanguard Short-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060441 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000060441 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060441 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060441 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060441 | Equity
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000060441 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000060441 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000060441 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000060441 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000060441 | International
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000060441 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060441 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000060441 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000060441 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000060441 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000060441 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078381 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000078381 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000078381 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000078381 | Schwab U.S. TIPS ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000078381 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000078381 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000078381 | Vanguard Short-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078381 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000078381 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078381 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078381 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000078381 | Equity
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000078381 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000078381 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000078381 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000078381 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000078381 | International
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000078381 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078381 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000078381 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000078381 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000078381 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000078381 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154752 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000154752 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000154752 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000154752 | Schwab U.S. TIPS ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000154752 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000154752 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000154752 | Vanguard Short-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000154752 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000154752 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154752 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154752 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000154752 | Equity
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000154752 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000154752 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000154752 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000154752 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000154752 | International
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000154752 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154752 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000154752 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000154752 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000154752 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000154752 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105147 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000105147 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000105147 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000105147 | Schwab U.S. TIPS ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000105147 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000105147 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000105147 | Vanguard Short-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105147 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105147 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105147 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000105147 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000105147 | Equity
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000105147 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000105147 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000105147 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000105147 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105147 | International
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000105147 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105147 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000105147 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105147 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105147 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105147 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105149 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000105149 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000105149 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000105149 | Schwab U.S. TIPS ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000105149 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000105149 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000105149 | Vanguard Short-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105149 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105149 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105149 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000105149 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000105149 | Equity
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000105149 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000105149 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000105149 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000105149 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105149 | International
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000105149 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105149 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000105149 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105149 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105149 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105149 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105146 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000105146 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000105146 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000105146 | Schwab U.S. TIPS ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000105146 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000105146 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000105146 | Vanguard Short-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105146 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105146 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105146 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000105146 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000105146 | Equity
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000105146 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000105146 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000105146 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000105146 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105146 | International
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000105146 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105146 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000105146 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105146 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105146 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105146 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105150 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000105150 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000105150 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000105150 | Schwab U.S. TIPS ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000105150 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000105150 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000105150 | Vanguard Short-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105150 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105150 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105150 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000105150 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000105150 | Equity
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000105150 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000105150 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000105150 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000105150 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105150 | International
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000105150 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105150 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000105150 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105150 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105150 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105150 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154758 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000154758 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000154758 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000154758 | Schwab U.S. TIPS ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000154758 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000154758 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000154758 | Vanguard Short-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154758 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154758 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000154758 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000154758 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000154758 | Equity
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000154758 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000154758 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000154758 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000154758 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000154758 | International
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000154758 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154758 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000154758 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154758 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000154758 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154758 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060446 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000060446 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000060446 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000060446 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000060446 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000060446 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060446 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000060446 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000060446 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000060446 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060446 | Equity
Holdings [Line Items]
Percent of Net Asset Value	72.90%
C000060446 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000060446 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000060446 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000060446 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060446 | International
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000060446 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060446 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000060446 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060446 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060443 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000060443 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000060443 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000060443 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000060443 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000060443 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060443 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000060443 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000060443 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000060443 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060443 | Equity
Holdings [Line Items]
Percent of Net Asset Value	72.90%
C000060443 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000060443 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000060443 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000060443 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060443 | International
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000060443 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060443 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000060443 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060443 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060444 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000060444 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000060444 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000060444 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000060444 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000060444 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060444 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000060444 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000060444 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000060444 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060444 | Equity
Holdings [Line Items]
Percent of Net Asset Value	72.90%
C000060444 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000060444 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000060444 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000060444 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060444 | International
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000060444 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060444 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000060444 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060444 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078382 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000078382 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000078382 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000078382 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000078382 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000078382 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078382 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000078382 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000078382 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000078382 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000078382 | Equity
Holdings [Line Items]
Percent of Net Asset Value	72.90%
C000078382 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000078382 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000078382 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000078382 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078382 | International
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000078382 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078382 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000078382 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078382 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154753 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000154753 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000154753 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000154753 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000154753 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000154753 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154753 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000154753 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000154753 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000154753 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000154753 | Equity
Holdings [Line Items]
Percent of Net Asset Value	72.90%
C000154753 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000154753 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000154753 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000154753 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000154753 | International
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000154753 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000154753 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000154753 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154753 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105151 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000105151 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000105151 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000105151 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000105151 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000105151 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105151 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105151 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000105151 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000105151 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000105151 | Equity
Holdings [Line Items]
Percent of Net Asset Value	83.50%
C000105151 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000105151 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000105151 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105151 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105151 | International
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000105151 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105151 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000105151 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105151 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105153 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000105153 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000105153 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000105153 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000105153 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000105153 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105153 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105153 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000105153 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000105153 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000105153 | Equity
Holdings [Line Items]
Percent of Net Asset Value	83.50%
C000105153 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000105153 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000105153 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105153 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105153 | International
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000105153 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105153 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000105153 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105153 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105155 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000105155 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000105155 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000105155 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000105155 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000105155 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105155 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105155 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000105155 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000105155 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000105155 | Equity
Holdings [Line Items]
Percent of Net Asset Value	83.50%
C000105155 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000105155 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000105155 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105155 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105155 | International
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000105155 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105155 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000105155 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105155 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105154 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000105154 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000105154 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000105154 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000105154 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000105154 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105154 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105154 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000105154 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000105154 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000105154 | Equity
Holdings [Line Items]
Percent of Net Asset Value	83.50%
C000105154 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000105154 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000105154 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105154 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105154 | International
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000105154 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105154 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000105154 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105154 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154759 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000154759 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000154759 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000154759 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000154759 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000154759 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000154759 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000154759 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000154759 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000154759 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000154759 | Equity
Holdings [Line Items]
Percent of Net Asset Value	83.50%
C000154759 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000154759 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000154759 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000154759 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000154759 | International
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000154759 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000154759 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000154759 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154759 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060447 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000060447 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000060447 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000060447 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060447 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000060447 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000060447 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000060447 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000060447 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000060447 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060447 | Equity
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000060447 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000060447 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000060447 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000060447 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000060447 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000060447 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000060447 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000060447 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060447 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060448 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000060448 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000060448 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000060448 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060448 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000060448 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000060448 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000060448 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000060448 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000060448 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060448 | Equity
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000060448 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000060448 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000060448 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000060448 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000060448 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000060448 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000060448 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000060448 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060448 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060449 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000060449 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000060449 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000060449 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060449 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000060449 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000060449 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000060449 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000060449 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000060449 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060449 | Equity
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000060449 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000060449 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000060449 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000060449 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000060449 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000060449 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000060449 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000060449 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060449 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078383 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000078383 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000078383 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000078383 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000078383 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000078383 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000078383 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000078383 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000078383 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000078383 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000078383 | Equity
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000078383 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000078383 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000078383 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000078383 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078383 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000078383 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000078383 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000078383 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078383 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154754 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000154754 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000154754 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000154754 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000154754 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000154754 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000154754 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000154754 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000154754 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000154754 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000154754 | Equity
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000154754 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000154754 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000154754 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000154754 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000154754 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000154754 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000154754 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000154754 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154754 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105156 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000105156 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000105156 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000105156 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105156 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000105156 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105156 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000105156 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000105156 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105156 | Equity
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000105156 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000105156 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000105156 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000105156 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105156 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000105156 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105156 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105156 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105158 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000105158 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000105158 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000105158 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105158 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000105158 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105158 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000105158 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000105158 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105158 | Equity
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000105158 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000105158 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000105158 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000105158 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105158 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000105158 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105158 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105158 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105160 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000105160 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000105160 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000105160 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105160 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000105160 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105160 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000105160 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000105160 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105160 | Equity
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000105160 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000105160 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000105160 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000105160 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105160 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000105160 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105160 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105160 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105159 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000105159 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000105159 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000105159 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105159 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000105159 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105159 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000105159 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000105159 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105159 | Equity
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000105159 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000105159 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000105159 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000105159 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105159 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000105159 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105159 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105159 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154760 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000154760 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000154760 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000154760 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000154760 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000154760 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000154760 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000154760 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000154760 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000154760 | Equity
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000154760 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000154760 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000154760 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000154760 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000154760 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000154760 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000154760 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000154760 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079256 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000079256 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000079256 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000079256 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000079256 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000079256 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000079256 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000079256 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000079256 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000079256 | Equity
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000079256 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000079256 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000079256 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000079256 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079256 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000079256 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000079256 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079256 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079257 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000079257 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000079257 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000079257 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000079257 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000079257 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000079257 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000079257 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000079257 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000079257 | Equity
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000079257 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000079257 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000079257 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000079257 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079257 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000079257 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000079257 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079257 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000081026 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081026 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000081026 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000081026 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081026 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000081026 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000081026 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000081026 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000081026 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000081026 | Equity
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000081026 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000081026 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000081026 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000081026 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000081026 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000081026 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000081026 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000081026 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079258 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000079258 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000079258 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000079258 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000079258 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000079258 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000079258 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000079258 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000079258 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000079258 | Equity
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000079258 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000079258 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000079258 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000079258 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079258 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000079258 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000079258 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079258 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154756 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000154756 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000154756 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000154756 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000154756 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000154756 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000154756 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000154756 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000154756 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000154756 | Equity
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000154756 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000154756 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000154756 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000154756 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000154756 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000154756 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000154756 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000154756 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152048 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000152048 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000152048 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000152048 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000152048 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000152048 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152048 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000152048 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000152048 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000152048 | Equity
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000152048 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000152048 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000152048 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000152048 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152048 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000152048 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152048 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152048 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152047 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000152047 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000152047 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000152047 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000152047 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000152047 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152047 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000152047 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000152047 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000152047 | Equity
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000152047 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000152047 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000152047 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000152047 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152047 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000152047 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152047 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152047 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152049 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000152049 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000152049 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000152049 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000152049 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000152049 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152049 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000152049 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000152049 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000152049 | Equity
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000152049 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000152049 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000152049 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000152049 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152049 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000152049 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152049 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152049 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152050 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000152050 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000152050 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000152050 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000152050 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000152050 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152050 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000152050 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000152050 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000152050 | Equity
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000152050 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000152050 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000152050 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000152050 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152050 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000152050 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152050 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152050 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154761 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000154761 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000154761 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000154761 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000154761 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000154761 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000154761 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000154761 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000154761 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000154761 | Equity
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000154761 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000154761 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000154761 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000154761 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000154761 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000154761 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000154761 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000154761 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219031 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219031 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000219031 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000219031 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219031 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000219031 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219031 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219031 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000219031 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000219031 | Equity
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000219031 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219031 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000219031 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000219031 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219031 | International
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000219031 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219031 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219031 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219027 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219027 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000219027 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000219027 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219027 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000219027 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219027 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219027 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000219027 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000219027 | Equity
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000219027 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219027 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000219027 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000219027 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219027 | International
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000219027 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219027 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219027 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219028 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219028 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000219028 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000219028 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219028 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000219028 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219028 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219028 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000219028 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000219028 | Equity
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000219028 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219028 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000219028 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000219028 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219028 | International
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000219028 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219028 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219028 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219029 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219029 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000219029 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000219029 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219029 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000219029 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219029 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219029 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000219029 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000219029 | Equity
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000219029 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219029 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000219029 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000219029 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219029 | International
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000219029 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219029 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219029 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219030 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219030 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000219030 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000219030 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219030 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000219030 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219030 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219030 | Voya VACS Index Series SC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000219030 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000219030 | Equity
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000219030 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219030 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000219030 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000219030 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219030 | International
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000219030 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219030 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219030 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060451 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000060451 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000060451 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000060451 | Schwab U.S. TIPS ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000060451 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000060451 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000060451 | Vanguard Short-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000060451 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000060451 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000060451 | Voya Short Term Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000060451 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000060451 | Equity
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000060451 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000060451 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000060451 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000060451 | International
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000060451 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060451 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000060451 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000060451 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000060451 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000060451 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060452 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000060452 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000060452 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000060452 | Schwab U.S. TIPS ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000060452 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000060452 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000060452 | Vanguard Short-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000060452 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000060452 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000060452 | Voya Short Term Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000060452 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000060452 | Equity
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000060452 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000060452 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000060452 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000060452 | International
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000060452 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060452 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000060452 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000060452 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000060452 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000060452 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060453 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000060453 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000060453 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000060453 | Schwab U.S. TIPS ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000060453 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000060453 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000060453 | Vanguard Short-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000060453 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000060453 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000060453 | Voya Short Term Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000060453 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000060453 | Equity
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000060453 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000060453 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000060453 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000060453 | International
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000060453 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060453 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000060453 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000060453 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000060453 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000060453 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078384 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000078384 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000078384 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000078384 | Schwab U.S. TIPS ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000078384 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000078384 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000078384 | Vanguard Short-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000078384 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000078384 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078384 | Voya Short Term Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000078384 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078384 | Equity
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000078384 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000078384 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000078384 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078384 | International
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000078384 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078384 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000078384 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078384 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000078384 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000078384 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154755 | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000154755 | Voya VACS Index Series S Portfolio
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000154755 | Voya VACS Index Series I Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000154755 | Schwab U.S. TIPS ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000154755 | Voya U.S. Bond Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000154755 | Voya VACS Index Series MC Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000154755 | Vanguard Short-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000154755 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000154755 | Voya VACS Index Series EM Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000154755 | Voya Short Term Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000154755 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000154755 | Equity
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000154755 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000154755 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000154755 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000154755 | International
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000154755 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154755 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000154755 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000154755 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000154755 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000154755 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027234 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027234 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027234 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027234 | Allianz SE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027234 | Sanofi
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027234 | BP PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027234 | Zurich Insurance Group AG
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027234 | iShares MSCI EAFE Value ETF
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027234 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027234 | ANZ Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027234 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000027234 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000027234 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000027234 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000027234 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000027234 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000027234 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000027234 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000027234 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000027234 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000027234 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027234 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000027234 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027234 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000027234 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000027234 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000027234 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027234 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000027234 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027234 | Norway
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027234 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027234 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000027234 | France
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000027234 | Australia
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000027235 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027235 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027235 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027235 | Allianz SE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027235 | Sanofi
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027235 | BP PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027235 | Zurich Insurance Group AG
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027235 | iShares MSCI EAFE Value ETF
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027235 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027235 | ANZ Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027235 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000027235 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000027235 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000027235 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000027235 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000027235 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000027235 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000027235 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000027235 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000027235 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000027235 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027235 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000027235 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027235 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000027235 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000027235 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000027235 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027235 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000027235 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027235 | Norway
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027235 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027235 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000027235 | France
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000027235 | Australia
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000027236 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027236 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027236 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027236 | Allianz SE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027236 | Sanofi
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027236 | BP PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027236 | Zurich Insurance Group AG
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027236 | iShares MSCI EAFE Value ETF
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027236 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027236 | ANZ Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027236 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000027236 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000027236 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000027236 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000027236 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000027236 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000027236 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000027236 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000027236 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000027236 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000027236 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027236 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000027236 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027236 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000027236 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000027236 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000027236 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027236 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000027236 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027236 | Norway
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027236 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027236 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000027236 | France
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000027236 | Australia
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000074834 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074834 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074834 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000074834 | Allianz SE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074834 | Sanofi
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074834 | BP PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074834 | Zurich Insurance Group AG
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074834 | iShares MSCI EAFE Value ETF
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074834 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074834 | ANZ Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074834 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000074834 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000074834 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000074834 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000074834 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000074834 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000074834 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000074834 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000074834 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000074834 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000074834 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074834 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000074834 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074834 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000074834 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000074834 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000074834 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000074834 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000074834 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074834 | Norway
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074834 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000074834 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000074834 | France
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000074834 | Australia
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000020726 | Schwab U.S. TIPS ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000020726 | Voya Short Term Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000020726 | Voya Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000020726 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000020726 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000020726 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000020726 | VY® BrandywineGLOBAL - Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000020726 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020726 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020726 | Voya Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020726 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020726 | Equity
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000020726 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000020726 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000020726 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000020726 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020726 | International
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000020726 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020726 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000020726 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020726 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000020726 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000020726 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020726 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020726 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020726 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020727 | Schwab U.S. TIPS ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000020727 | Voya Short Term Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000020727 | Voya Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000020727 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000020727 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000020727 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000020727 | VY® BrandywineGLOBAL - Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000020727 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020727 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020727 | Voya Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020727 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020727 | Equity
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000020727 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000020727 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000020727 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000020727 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020727 | International
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000020727 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020727 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000020727 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020727 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000020727 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000020727 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020727 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020727 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020727 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020728 | Schwab U.S. TIPS ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000020728 | Voya Short Term Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000020728 | Voya Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000020728 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000020728 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000020728 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000020728 | VY® BrandywineGLOBAL - Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000020728 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020728 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020728 | Voya Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020728 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020728 | Equity
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000020728 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000020728 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000020728 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000020728 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020728 | International
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000020728 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020728 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000020728 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020728 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000020728 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000020728 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020728 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020728 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020728 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078368 | Schwab U.S. TIPS ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000078368 | Voya Short Term Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000078368 | Voya Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000078368 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000078368 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000078368 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000078368 | VY® BrandywineGLOBAL - Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000078368 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078368 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000078368 | Voya Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078368 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078368 | Equity
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000078368 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000078368 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000078368 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000078368 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000078368 | International
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000078368 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078368 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000078368 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000078368 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000078368 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000078368 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078368 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078368 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078368 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105166 | Voya Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000105166 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000105166 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000105166 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000105166 | VY® BrandywineGLOBAL - Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000105166 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105166 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105166 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105166 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105166 | Voya Multi-Manager Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105166 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000105166 | Equity
Holdings [Line Items]
Percent of Net Asset Value	65.20%
C000105166 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000105166 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000105166 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000105166 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105166 | International
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000105166 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105166 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000105166 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105166 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105166 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105166 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105166 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105166 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105168 | Voya Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000105168 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000105168 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000105168 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000105168 | VY® BrandywineGLOBAL - Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000105168 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105168 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105168 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105168 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105168 | Voya Multi-Manager Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105168 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000105168 | Equity
Holdings [Line Items]
Percent of Net Asset Value	65.20%
C000105168 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000105168 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000105168 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000105168 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105168 | International
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000105168 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105168 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000105168 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105168 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105168 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105168 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105168 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105168 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105170 | Voya Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000105170 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000105170 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000105170 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000105170 | VY® BrandywineGLOBAL - Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000105170 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105170 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105170 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105170 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105170 | Voya Multi-Manager Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105170 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000105170 | Equity
Holdings [Line Items]
Percent of Net Asset Value	65.20%
C000105170 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000105170 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000105170 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000105170 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105170 | International
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000105170 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105170 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000105170 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105170 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105170 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105170 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105170 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105170 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105169 | Voya Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000105169 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000105169 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000105169 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000105169 | VY® BrandywineGLOBAL - Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000105169 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105169 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105169 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105169 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105169 | Voya Multi-Manager Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105169 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000105169 | Equity
Holdings [Line Items]
Percent of Net Asset Value	65.20%
C000105169 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000105169 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000105169 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000105169 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105169 | International
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000105169 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105169 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000105169 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105169 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105169 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105169 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105169 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105169 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000020730 | Voya Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000020730 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000020730 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000020730 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000020730 | VY® BrandywineGLOBAL - Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020730 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020730 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000020730 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020730 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020730 | Voya Multi-Manager Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020730 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020730 | Equity
Holdings [Line Items]
Percent of Net Asset Value	76.10%
C000020730 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000020730 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000020730 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000020730 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020730 | International
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000020730 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020730 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000020730 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020730 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020730 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000020730 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000020731 | Voya Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000020731 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000020731 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000020731 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000020731 | VY® BrandywineGLOBAL - Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020731 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020731 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000020731 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020731 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020731 | Voya Multi-Manager Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020731 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020731 | Equity
Holdings [Line Items]
Percent of Net Asset Value	76.10%
C000020731 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000020731 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000020731 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000020731 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020731 | International
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000020731 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020731 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000020731 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020731 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020731 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000020731 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000020732 | Voya Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000020732 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000020732 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000020732 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000020732 | VY® BrandywineGLOBAL - Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020732 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020732 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000020732 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020732 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020732 | Voya Multi-Manager Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020732 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020732 | Equity
Holdings [Line Items]
Percent of Net Asset Value	76.10%
C000020732 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000020732 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000020732 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000020732 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020732 | International
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000020732 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020732 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000020732 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020732 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020732 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000020732 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000078369 | Voya Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000078369 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000078369 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000078369 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000078369 | VY® BrandywineGLOBAL - Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078369 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078369 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000078369 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078369 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078369 | Voya Multi-Manager Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078369 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078369 | Equity
Holdings [Line Items]
Percent of Net Asset Value	76.10%
C000078369 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000078369 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000078369 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000078369 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078369 | International
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000078369 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078369 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000078369 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078369 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078369 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000078369 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105171 | Voya Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105171 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000105171 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000105171 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000105171 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105171 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000105171 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105171 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000105171 | Voya Multi-Manager Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000105171 | Voya Multi-Manager Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105171 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000105171 | Equity
Holdings [Line Items]
Percent of Net Asset Value	86.10%
C000105171 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000105171 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000105171 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105171 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105171 | International
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000105171 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105171 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000105171 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105171 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105171 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105171 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105173 | Voya Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105173 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000105173 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000105173 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000105173 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105173 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000105173 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105173 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000105173 | Voya Multi-Manager Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000105173 | Voya Multi-Manager Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105173 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000105173 | Equity
Holdings [Line Items]
Percent of Net Asset Value	86.10%
C000105173 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000105173 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000105173 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105173 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105173 | International
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000105173 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105173 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000105173 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105173 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105173 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105173 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105175 | Voya Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105175 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000105175 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000105175 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000105175 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105175 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000105175 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105175 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000105175 | Voya Multi-Manager Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000105175 | Voya Multi-Manager Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105175 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000105175 | Equity
Holdings [Line Items]
Percent of Net Asset Value	86.10%
C000105175 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000105175 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000105175 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105175 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105175 | International
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000105175 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105175 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000105175 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105175 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105175 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105175 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105174 | Voya Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105174 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000105174 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000105174 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000105174 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105174 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000105174 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105174 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000105174 | Voya Multi-Manager Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000105174 | Voya Multi-Manager Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105174 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000105174 | Equity
Holdings [Line Items]
Percent of Net Asset Value	86.10%
C000105174 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000105174 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000105174 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105174 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105174 | International
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000105174 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105174 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000105174 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105174 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105174 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105174 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000020734 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000020734 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000020734 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000020734 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020734 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000020734 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020734 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020734 | Voya Multi-Manager Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020734 | Voya Multi-Manager Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000020734 | VY® Invesco Comstock Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020734 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020734 | Equity
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000020734 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000020734 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000020734 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000020734 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020734 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000020734 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000020734 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000020734 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020734 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020734 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000020734 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000020735 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000020735 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000020735 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000020735 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020735 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000020735 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020735 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020735 | Voya Multi-Manager Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020735 | Voya Multi-Manager Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000020735 | VY® Invesco Comstock Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020735 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020735 | Equity
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000020735 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000020735 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000020735 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000020735 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020735 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000020735 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000020735 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000020735 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020735 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020735 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000020735 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000020736 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000020736 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000020736 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000020736 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020736 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000020736 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020736 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020736 | Voya Multi-Manager Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020736 | Voya Multi-Manager Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000020736 | VY® Invesco Comstock Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020736 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020736 | Equity
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000020736 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000020736 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000020736 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000020736 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020736 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000020736 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000020736 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000020736 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020736 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020736 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000020736 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000078370 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000078370 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000078370 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000078370 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078370 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000078370 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078370 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000078370 | Voya Multi-Manager Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000078370 | Voya Multi-Manager Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000078370 | VY® Invesco Comstock Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078370 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078370 | Equity
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000078370 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000078370 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000078370 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000078370 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078370 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000078370 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000078370 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000078370 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078370 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078370 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000078370 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105176 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000105176 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000105176 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000105176 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105176 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000105176 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105176 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105176 | Voya Multi-Manager Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105176 | Voya Multi-Manager Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105176 | VY® Invesco Comstock Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105176 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000105176 | Equity
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000105176 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000105176 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000105176 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000105176 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105176 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000105176 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105176 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105176 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105176 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105176 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105178 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000105178 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000105178 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000105178 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105178 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000105178 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105178 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105178 | Voya Multi-Manager Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105178 | Voya Multi-Manager Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105178 | VY® Invesco Comstock Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105178 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000105178 | Equity
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000105178 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000105178 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000105178 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000105178 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105178 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000105178 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105178 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105178 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105178 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105178 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105180 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000105180 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000105180 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000105180 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105180 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000105180 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105180 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105180 | Voya Multi-Manager Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105180 | Voya Multi-Manager Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105180 | VY® Invesco Comstock Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105180 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000105180 | Equity
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000105180 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000105180 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000105180 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000105180 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105180 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000105180 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105180 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105180 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105180 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105180 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105179 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000105179 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000105179 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000105179 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105179 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000105179 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105179 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105179 | Voya Multi-Manager Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105179 | Voya Multi-Manager Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105179 | VY® Invesco Comstock Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105179 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000105179 | Equity
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000105179 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000105179 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000105179 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000105179 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105179 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000105179 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105179 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105179 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105179 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105179 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000079260 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000079260 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000079260 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000079260 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079260 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000079260 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079260 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079260 | Voya Multi-Manager Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079260 | Voya Multi-Manager Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000079260 | VY® Invesco Comstock Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079260 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000079260 | Equity
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000079260 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000079260 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000079260 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000079260 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079260 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000079260 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000079260 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079260 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079260 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000079260 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000079261 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000079261 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000079261 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000079261 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079261 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000079261 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079261 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079261 | Voya Multi-Manager Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079261 | Voya Multi-Manager Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000079261 | VY® Invesco Comstock Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079261 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000079261 | Equity
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000079261 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000079261 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000079261 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000079261 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079261 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000079261 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000079261 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079261 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079261 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000079261 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000081027 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000081027 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000081027 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000081027 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000081027 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000081027 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000081027 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000081027 | Voya Multi-Manager Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000081027 | Voya Multi-Manager Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000081027 | VY® Invesco Comstock Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000081027 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000081027 | Equity
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000081027 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081027 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000081027 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000081027 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000081027 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000081027 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000081027 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000081027 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000081027 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000081027 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000079262 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000079262 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000079262 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000079262 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079262 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000079262 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079262 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079262 | Voya Multi-Manager Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079262 | Voya Multi-Manager Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000079262 | VY® Invesco Comstock Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079262 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000079262 | Equity
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000079262 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000079262 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000079262 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000079262 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079262 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000079262 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000079262 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079262 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079262 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000079262 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000152042 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000152042 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000152042 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000152042 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152042 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000152042 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152042 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152042 | Voya Multi-Manager Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152042 | Voya Multi-Manager Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000152042 | VY® Invesco Comstock Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152042 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000152042 | Equity
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000152042 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152042 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000152042 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000152042 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152042 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000152042 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152042 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152042 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152042 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000152042 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000152046 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000152046 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000152046 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000152046 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152046 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000152046 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152046 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152046 | Voya Multi-Manager Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152046 | Voya Multi-Manager Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000152046 | VY® Invesco Comstock Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152046 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000152046 | Equity
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000152046 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152046 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000152046 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000152046 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152046 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000152046 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152046 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152046 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152046 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000152046 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000152043 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000152043 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000152043 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000152043 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152043 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000152043 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152043 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152043 | Voya Multi-Manager Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152043 | Voya Multi-Manager Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000152043 | VY® Invesco Comstock Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152043 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000152043 | Equity
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000152043 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152043 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000152043 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000152043 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152043 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000152043 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152043 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152043 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152043 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000152043 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000152044 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000152044 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000152044 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000152044 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152044 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000152044 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152044 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152044 | Voya Multi-Manager Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152044 | Voya Multi-Manager Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000152044 | VY® Invesco Comstock Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152044 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000152044 | Equity
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000152044 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152044 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000152044 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000152044 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152044 | International
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000152044 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152044 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152044 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152044 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000152044 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219036 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000219036 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000219036 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000219036 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219036 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000219036 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219036 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219036 | Voya Multi-Manager Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219036 | Voya Multi-Manager Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219036 | VY® Invesco Comstock Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219036 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000219036 | Equity
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000219036 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219036 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000219036 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000219036 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219036 | International
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000219036 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219036 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219036 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219036 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219036 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219032 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000219032 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000219032 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000219032 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219032 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000219032 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219032 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219032 | Voya Multi-Manager Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219032 | Voya Multi-Manager Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219032 | VY® Invesco Comstock Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219032 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000219032 | Equity
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000219032 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219032 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000219032 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000219032 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219032 | International
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000219032 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219032 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219032 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219032 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219032 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219033 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000219033 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000219033 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000219033 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219033 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000219033 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219033 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219033 | Voya Multi-Manager Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219033 | Voya Multi-Manager Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219033 | VY® Invesco Comstock Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219033 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000219033 | Equity
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000219033 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219033 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000219033 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000219033 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219033 | International
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000219033 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219033 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219033 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219033 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219033 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219034 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000219034 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000219034 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000219034 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219034 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000219034 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219034 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219034 | Voya Multi-Manager Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219034 | Voya Multi-Manager Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219034 | VY® Invesco Comstock Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219034 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000219034 | Equity
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000219034 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219034 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000219034 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000219034 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219034 | International
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000219034 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219034 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219034 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219034 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219034 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000125843 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000125843 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000125843 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000125843 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio__Class R6_BNY-92915V805
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000125843 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000125843 | Voya Russell™ Large Cap Growth Index__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000125843 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000125843 | Voya Small Company Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000125843 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000125843 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125843 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000125843 | Equity
Holdings [Line Items]
Percent of Net Asset Value	94.10%
C000125843 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000125843 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000125843 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000125843 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000125843 | International
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000125843 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000125843 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000125843 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000125843 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000125844 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000125844 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000125844 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000125844 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio__Class R6_BNY-92915V805
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000125844 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000125844 | Voya Russell™ Large Cap Growth Index__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000125844 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000125844 | Voya Small Company Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000125844 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000125844 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125844 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000125844 | Equity
Holdings [Line Items]
Percent of Net Asset Value	94.10%
C000125844 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000125844 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000125844 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000125844 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000125844 | International
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000125844 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000125844 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000125844 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000125844 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000168863 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000168863 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000168863 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000168863 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio__Class R6_BNY-92915V805
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000168863 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000168863 | Voya Russell™ Large Cap Growth Index__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000168863 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000168863 | Voya Small Company Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000168863 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000168863 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000168863 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000168863 | Equity
Holdings [Line Items]
Percent of Net Asset Value	94.10%
C000168863 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000168863 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000168863 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000168863 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000168863 | International
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000168863 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000168863 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000168863 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000168863 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000125845 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000125845 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000125845 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000125845 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio__Class R6_BNY-92915V805
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000125845 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000125845 | Voya Russell™ Large Cap Growth Index__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000125845 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000125845 | Voya Small Company Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000125845 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000125845 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125845 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000125845 | Equity
Holdings [Line Items]
Percent of Net Asset Value	94.10%
C000125845 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000125845 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000125845 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000125845 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000125845 | International
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000125845 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000125845 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000125845 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000125845 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000125846 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000125846 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000125846 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000125846 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio__Class R6_BNY-92915V805
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000125846 | Voya Multi-Manager Mid Cap Value Fund__Class I_BNY-92913K793
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000125846 | Voya Russell™ Large Cap Growth Index__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000125846 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000125846 | Voya Small Company Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000125846 | Voya International Index Portfolio__Class I_BNY-92913T554
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000125846 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125846 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000125846 | Equity
Holdings [Line Items]
Percent of Net Asset Value	94.10%
C000125846 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000125846 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000125846 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000125846 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000125846 | International
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000125846 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000125846 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000125846 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000125846 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000049965 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000049965 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000049965 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000049965 | Voya Russell™ Large Cap Growth Index__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000049965 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000049965 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049965 | Voya Short Term Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000049965 | VY® BrandywineGLOBAL - Bond Portfolio__Class I_BNY-92913J309
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000049965 | Voya MidCap Opportunities Portfolio__Class R6_BNY-92913P859
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049965 | VY® T. Rowe Price Growth Equity Portfolio__Class I_BNY-92914K776
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049965 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000049965 | Equity
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000049965 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000049965 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000049965 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000049965 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049965 | International
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000049965 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049965 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000049965 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000049965 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049965 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000049965 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000049966 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000049966 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000049966 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000049966 | Voya Russell™ Large Cap Growth Index__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000049966 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000049966 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049966 | Voya Short Term Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000049966 | VY® BrandywineGLOBAL - Bond Portfolio__Class I_BNY-92913J309
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000049966 | Voya MidCap Opportunities Portfolio__Class R6_BNY-92913P859
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049966 | VY® T. Rowe Price Growth Equity Portfolio__Class I_BNY-92914K776
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049966 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000049966 | Equity
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000049966 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000049966 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000049966 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000049966 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049966 | International
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000049966 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049966 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000049966 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000049966 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049966 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000049966 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000168859 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000168859 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000168859 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000168859 | Voya Russell™ Large Cap Growth Index__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000168859 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000168859 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168859 | Voya Short Term Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000168859 | VY® BrandywineGLOBAL - Bond Portfolio__Class I_BNY-92913J309
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000168859 | Voya MidCap Opportunities Portfolio__Class R6_BNY-92913P859
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168859 | VY® T. Rowe Price Growth Equity Portfolio__Class I_BNY-92914K776
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168859 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000168859 | Equity
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000168859 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000168859 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000168859 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000168859 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168859 | International
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000168859 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000168859 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000168859 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000168859 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000168859 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000168859 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000049967 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000049967 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000049967 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000049967 | Voya Russell™ Large Cap Growth Index__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000049967 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000049967 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049967 | Voya Short Term Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000049967 | VY® BrandywineGLOBAL - Bond Portfolio__Class I_BNY-92913J309
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000049967 | Voya MidCap Opportunities Portfolio__Class R6_BNY-92913P859
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049967 | VY® T. Rowe Price Growth Equity Portfolio__Class I_BNY-92914K776
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049967 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000049967 | Equity
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000049967 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000049967 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000049967 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000049967 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049967 | International
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000049967 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049967 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000049967 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000049967 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049967 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000049967 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000087528 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000087528 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000087528 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087528 | Voya Russell™ Large Cap Growth Index__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087528 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000087528 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087528 | Voya Short Term Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000087528 | VY® BrandywineGLOBAL - Bond Portfolio__Class I_BNY-92913J309
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000087528 | Voya MidCap Opportunities Portfolio__Class R6_BNY-92913P859
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087528 | VY® T. Rowe Price Growth Equity Portfolio__Class I_BNY-92914K776
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087528 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000087528 | Equity
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000087528 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000087528 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000087528 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000087528 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087528 | International
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087528 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087528 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000087528 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000087528 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087528 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000087528 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000087525 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087525 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000087525 | Voya Russell™ Large Cap Growth Index__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087525 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000087525 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087525 | Voya Short Term Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000087525 | VY® BrandywineGLOBAL - Bond Portfolio__Class I_BNY-92913J309
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000087525 | Voya High Yield Bond Fund__Class R6_BNY-92913L528
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087525 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087525 | Voya Global Bond Fund__Class R6_BNY-92913W854
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087525 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000087525 | Equity
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000087525 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000087525 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000087525 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087525 | International
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087525 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000087525 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087525 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087525 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000087525 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087525 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087525 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087525 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087526 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087526 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000087526 | Voya Russell™ Large Cap Growth Index__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087526 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000087526 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087526 | Voya Short Term Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000087526 | VY® BrandywineGLOBAL - Bond Portfolio__Class I_BNY-92913J309
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000087526 | Voya High Yield Bond Fund__Class R6_BNY-92913L528
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087526 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087526 | Voya Global Bond Fund__Class R6_BNY-92913W854
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087526 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000087526 | Equity
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000087526 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000087526 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000087526 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087526 | International
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087526 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000087526 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087526 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087526 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000087526 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087526 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087526 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087526 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168862 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168862 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000168862 | Voya Russell™ Large Cap Growth Index__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168862 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000168862 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168862 | Voya Short Term Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000168862 | VY® BrandywineGLOBAL - Bond Portfolio__Class I_BNY-92913J309
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000168862 | Voya High Yield Bond Fund__Class R6_BNY-92913L528
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168862 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168862 | Voya Global Bond Fund__Class R6_BNY-92913W854
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168862 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000168862 | Equity
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000168862 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000168862 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000168862 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168862 | International
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000168862 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000168862 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168862 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168862 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000168862 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000168862 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168862 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168862 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087527 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087527 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000087527 | Voya Russell™ Large Cap Growth Index__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087527 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000087527 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087527 | Voya Short Term Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000087527 | VY® BrandywineGLOBAL - Bond Portfolio__Class I_BNY-92913J309
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000087527 | Voya High Yield Bond Fund__Class R6_BNY-92913L528
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087527 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087527 | Voya Global Bond Fund__Class R6_BNY-92913W854
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087527 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000087527 | Equity
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000087527 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000087527 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000087527 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087527 | International
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087527 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000087527 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087527 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087527 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000087527 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087527 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087527 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087527 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087524 | Voya U.S. Stock Index Portfolio__Class I_BNY-92914G734
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087524 | VY® T. Rowe Price Capital Appreciation Portfolio__Class R6_BNY-92914G361
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000087524 | Voya Russell™ Large Cap Growth Index__Class I_BNY-92913T885
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087524 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000087524 | Voya Large Cap Value Portfolio__Class R6_BNY-92914C618
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087524 | Voya Short Term Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000087524 | VY® BrandywineGLOBAL - Bond Portfolio__Class I_BNY-92913J309
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000087524 | Voya High Yield Bond Fund__Class R6_BNY-92913L528
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087524 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087524 | Voya Global Bond Fund__Class R6_BNY-92913W854
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087524 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000087524 | Equity
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000087524 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000087524 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000087524 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087524 | International
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087524 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000087524 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087524 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087524 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000087524 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087524 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087524 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087524 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000020738 | Schwab U.S. TIPS ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000020738 | Voya Short Term Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000020738 | Voya Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000020738 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020738 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000020738 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020738 | VY® BrandywineGLOBAL - Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000020738 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020738 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020738 | Voya High Yield Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020738 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020738 | Equity
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000020738 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000020738 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000020738 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020738 | International
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000020738 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020738 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000020738 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020738 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000020738 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000020738 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020738 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020738 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020738 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020739 | Schwab U.S. TIPS ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000020739 | Voya Short Term Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000020739 | Voya Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000020739 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020739 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000020739 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020739 | VY® BrandywineGLOBAL - Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000020739 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020739 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020739 | Voya High Yield Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020739 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020739 | Equity
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000020739 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000020739 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000020739 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020739 | International
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000020739 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020739 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000020739 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020739 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000020739 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000020739 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020739 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020739 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020739 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020740 | Schwab U.S. TIPS ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000020740 | Voya Short Term Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000020740 | Voya Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000020740 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020740 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000020740 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020740 | VY® BrandywineGLOBAL - Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000020740 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020740 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020740 | Voya High Yield Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020740 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020740 | Equity
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000020740 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000020740 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000020740 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020740 | International
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000020740 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020740 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000020740 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020740 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000020740 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000020740 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020740 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020740 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020740 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078371 | Schwab U.S. TIPS ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000078371 | Voya Short Term Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000078371 | Voya Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000078371 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000078371 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000078371 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000078371 | VY® BrandywineGLOBAL - Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000078371 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078371 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078371 | Voya High Yield Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078371 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000078371 | Equity
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000078371 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000078371 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000078371 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078371 | International
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000078371 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078371 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000078371 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078371 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000078371 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000078371 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078371 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078371 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078371 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087520 | Voya Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000087520 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000087520 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000087520 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087520 | VY® BrandywineGLOBAL - Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000087520 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087520 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087520 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087520 | Voya Multi-Manager Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087520 | Voya International Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087520 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000087520 | Equity
Holdings [Line Items]
Percent of Net Asset Value	82.10%
C000087520 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000087520 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000087520 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000087520 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087520 | International
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000087520 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087520 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000087520 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087520 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087520 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000087520 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000087521 | Voya Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000087521 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000087521 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000087521 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087521 | VY® BrandywineGLOBAL - Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000087521 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087521 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087521 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087521 | Voya Multi-Manager Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087521 | Voya International Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087521 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000087521 | Equity
Holdings [Line Items]
Percent of Net Asset Value	82.10%
C000087521 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000087521 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000087521 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000087521 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087521 | International
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000087521 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087521 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000087521 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087521 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087521 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000087521 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000168861 | Voya Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000168861 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000168861 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000168861 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000168861 | VY® BrandywineGLOBAL - Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000168861 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168861 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168861 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000168861 | Voya Multi-Manager Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000168861 | Voya International Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000168861 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000168861 | Equity
Holdings [Line Items]
Percent of Net Asset Value	82.10%
C000168861 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000168861 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000168861 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000168861 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168861 | International
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000168861 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000168861 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000168861 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168861 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000168861 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000168861 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000087522 | Voya Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000087522 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000087522 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000087522 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087522 | VY® BrandywineGLOBAL - Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000087522 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087522 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087522 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087522 | Voya Multi-Manager Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087522 | Voya International Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087522 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000087522 | Equity
Holdings [Line Items]
Percent of Net Asset Value	82.10%
C000087522 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000087522 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000087522 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000087522 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087522 | International
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000087522 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087522 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000087522 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087522 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087522 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000087522 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000087523 | Voya Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000087523 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000087523 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000087523 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087523 | VY® BrandywineGLOBAL - Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000087523 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087523 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087523 | VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087523 | Voya Multi-Manager Mid Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087523 | Voya International Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087523 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000087523 | Equity
Holdings [Line Items]
Percent of Net Asset Value	82.10%
C000087523 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000087523 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000087523 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000087523 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087523 | International
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000087523 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087523 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000087523 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087523 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087523 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000087523 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000049968 | Voya Short Term Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000049968 | Voya Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000049968 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000049968 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000049968 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000049968 | VY® BrandywineGLOBAL - Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000049968 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049968 | Voya Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000049968 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049968 | Voya High Yield Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049968 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000049968 | Equity
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000049968 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000049968 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000049968 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049968 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049968 | International
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000049968 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000049968 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049968 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049968 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000049968 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049968 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049968 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049968 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000049969 | Voya Short Term Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000049969 | Voya Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000049969 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000049969 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000049969 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000049969 | VY® BrandywineGLOBAL - Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000049969 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049969 | Voya Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000049969 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049969 | Voya High Yield Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049969 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000049969 | Equity
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000049969 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000049969 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000049969 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049969 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049969 | International
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000049969 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000049969 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049969 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049969 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000049969 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049969 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049969 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049969 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000168860 | Voya Short Term Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000168860 | Voya Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000168860 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000168860 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000168860 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000168860 | VY® BrandywineGLOBAL - Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000168860 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168860 | Voya Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000168860 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168860 | Voya High Yield Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168860 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000168860 | Equity
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000168860 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000168860 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000168860 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168860 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000168860 | International
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000168860 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000168860 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168860 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168860 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000168860 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000168860 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168860 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000168860 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000049970 | Voya Short Term Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000049970 | Voya Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000049970 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000049970 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000049970 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000049970 | VY® BrandywineGLOBAL - Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000049970 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049970 | Voya Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000049970 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049970 | Voya High Yield Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049970 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000049970 | Equity
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000049970 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000049970 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000049970 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049970 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049970 | International
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000049970 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000049970 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049970 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049970 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000049970 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049970 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049970 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000049970 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087529 | Voya Short Term Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000087529 | Voya Intermediate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000087529 | Voya U.S. Stock Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000087529 | VY® T. Rowe Price Capital Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000087529 | Voya Multi-Manager International Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087529 | VY® BrandywineGLOBAL - Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000087529 | Voya Large Cap Value Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087529 | Voya Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087529 | Voya Russell™ Large Cap Growth Index
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087529 | Voya High Yield Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087529 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000087529 | Equity
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000087529 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000087529 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000087529 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087529 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087529 | International
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087529 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000087529 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087529 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087529 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000087529 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087529 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087529 | US Large Value
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087529 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000029752 | Zimmer Biomet Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029752 | Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029752 | Conagra Brands, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029752 | Enterprise Products Partners L.P.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029752 | Henry Schein, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029752 | Northern Trust Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029752 | Koninklijke Ahold Delhaize NV
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029752 | Willis Towers Watson PLC
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029752 | Quest Diagnostics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029752 | Edison International
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029752 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000029752 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000029752 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000029752 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000029752 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000029752 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029752 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000029752 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000029752 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000029752 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000029752 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000029752 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000029752 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000029752 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000029752 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000029752 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000029753 | Zimmer Biomet Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029753 | Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029753 | Conagra Brands, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029753 | Enterprise Products Partners L.P.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029753 | Henry Schein, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029753 | Northern Trust Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029753 | Koninklijke Ahold Delhaize NV
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029753 | Willis Towers Watson PLC
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029753 | Quest Diagnostics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029753 | Edison International
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029753 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000029753 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000029753 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000029753 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000029753 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000029753 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029753 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000029753 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000029753 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000029753 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000029753 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000029753 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000029753 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000029753 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000029753 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000029753 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000029754 | Zimmer Biomet Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029754 | Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029754 | Conagra Brands, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029754 | Enterprise Products Partners L.P.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029754 | Henry Schein, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029754 | Northern Trust Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029754 | Koninklijke Ahold Delhaize NV
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029754 | Willis Towers Watson PLC
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029754 | Quest Diagnostics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029754 | Edison International
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029754 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000029754 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000029754 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000029754 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000029754 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000029754 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029754 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000029754 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000029754 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000029754 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000029754 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000029754 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000029754 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000029754 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000029754 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000029754 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000074837 | Zimmer Biomet Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000074837 | Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074837 | Conagra Brands, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074837 | Enterprise Products Partners L.P.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074837 | Henry Schein, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074837 | Northern Trust Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074837 | Koninklijke Ahold Delhaize NV
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074837 | Willis Towers Watson PLC
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074837 | Quest Diagnostics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074837 | Edison International
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074837 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000074837 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000074837 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000074837 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000074837 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000074837 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000074837 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000074837 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000074837 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000074837 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000074837 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000074837 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000074837 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000074837 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000074837 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074837 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000020754 | MSCI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000020754 | Gartner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000020754 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000020754 | Choice Hotels International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000020754 | FactSet Research Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000020754 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000020754 | Vail Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000020754 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000020754 | Primerica, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000020754 | ANSYS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000020754 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000020754 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000020754 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000020754 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000020754 | Financials
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000020754 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020754 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000020754 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000020754 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020754 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000020754 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000020755 | MSCI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000020755 | Gartner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000020755 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000020755 | Choice Hotels International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000020755 | FactSet Research Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000020755 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000020755 | Vail Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000020755 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000020755 | Primerica, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000020755 | ANSYS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000020755 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000020755 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000020755 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000020755 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000020755 | Financials
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000020755 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020755 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000020755 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000020755 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020755 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000020755 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000168853 | MSCI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000168853 | Gartner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000168853 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000168853 | Choice Hotels International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000168853 | FactSet Research Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000168853 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000168853 | Vail Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000168853 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000168853 | Primerica, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000168853 | ANSYS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000168853 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000168853 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000168853 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000168853 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000168853 | Financials
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000168853 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000168853 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000168853 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000168853 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000168853 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000168853 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000020756 | MSCI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000020756 | Gartner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000020756 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000020756 | Choice Hotels International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000020756 | FactSet Research Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000020756 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000020756 | Vail Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000020756 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000020756 | Primerica, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000020756 | ANSYS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000020756 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000020756 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000020756 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000020756 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000020756 | Financials
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000020756 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020756 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000020756 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000020756 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020756 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000020756 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000074832 | MSCI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000074832 | Gartner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000074832 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000074832 | Choice Hotels International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000074832 | FactSet Research Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000074832 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000074832 | Vail Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000074832 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000074832 | Primerica, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000074832 | ANSYS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000074832 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000074832 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000074832 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000074832 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000074832 | Financials
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000074832 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074832 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000074832 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074832 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000074832 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074832 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000020760 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000020760 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000020760 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000020760 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000020760 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020760 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020760 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020760 | Elevance Health, Inc.___BNY-036752103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020760 | Honeywell International, Inc.___BNY-438516106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020760 | JPMorgan Chase & Co.___BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020760 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000020760 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000020760 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000020760 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000020760 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000020760 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000020760 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020760 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000020760 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020760 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000020760 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020760 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000020760 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000020760 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000020760 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020761 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000020761 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000020761 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000020761 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000020761 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020761 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020761 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020761 | Elevance Health, Inc.___BNY-036752103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020761 | Honeywell International, Inc.___BNY-438516106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020761 | JPMorgan Chase & Co.___BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020761 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000020761 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000020761 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000020761 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000020761 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000020761 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000020761 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020761 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000020761 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020761 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000020761 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020761 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000020761 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000020761 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000020761 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020762 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000020762 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000020762 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000020762 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000020762 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020762 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020762 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020762 | Elevance Health, Inc.___BNY-036752103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020762 | Honeywell International, Inc.___BNY-438516106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020762 | JPMorgan Chase & Co.___BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020762 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000020762 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000020762 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000020762 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000020762 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000020762 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000020762 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020762 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000020762 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020762 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000020762 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020762 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000020762 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000020762 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000020762 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027676 | Matson, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027676 | Radian Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027676 | Spire, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027676 | Group 1 Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027676 | Hancock Whitney Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027676 | LivaNova PLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027676 | Minerals Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027676 | Moog, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027676 | Vishay Intertechnology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027676 | Fulton Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027676 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000027676 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000027676 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000027676 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000027676 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000027676 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027676 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000027676 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000027676 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000027676 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027676 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000027676 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027676 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027676 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000027677 | Matson, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027677 | Radian Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027677 | Spire, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027677 | Group 1 Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027677 | Hancock Whitney Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027677 | LivaNova PLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027677 | Minerals Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027677 | Moog, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027677 | Vishay Intertechnology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027677 | Fulton Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027677 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000027677 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000027677 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000027677 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000027677 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000027677 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027677 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000027677 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000027677 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000027677 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027677 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000027677 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027677 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027677 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000168857 | Matson, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000168857 | Radian Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000168857 | Spire, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000168857 | Group 1 Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000168857 | Hancock Whitney Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000168857 | LivaNova PLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000168857 | Minerals Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000168857 | Moog, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000168857 | Vishay Intertechnology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000168857 | Fulton Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000168857 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000168857 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000168857 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000168857 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000168857 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000168857 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000168857 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000168857 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000168857 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000168857 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000168857 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000168857 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168857 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168857 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000027678 | Matson, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027678 | Radian Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027678 | Spire, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027678 | Group 1 Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027678 | Hancock Whitney Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027678 | LivaNova PLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027678 | Minerals Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027678 | Moog, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027678 | Vishay Intertechnology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027678 | Fulton Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027678 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000027678 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000027678 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000027678 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000027678 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000027678 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027678 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000027678 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000027678 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000027678 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027678 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000027678 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027678 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027678 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000074835 | Matson, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074835 | Radian Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074835 | Spire, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074835 | Group 1 Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074835 | Hancock Whitney Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074835 | LivaNova PLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074835 | Minerals Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074835 | Moog, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074835 | Vishay Intertechnology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074835 | Fulton Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074835 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000074835 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000074835 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000074835 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000074835 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000074835 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074835 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000074835 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000074835 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000074835 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074835 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000074835 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074835 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074835 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000020751 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020751 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020751 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020751 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020751 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020751 | Elevance Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020751 | FedEx Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020751 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020751 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020751 | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020751 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000020751 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000020751 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000020751 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000020751 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000020751 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000020751 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000020751 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000020751 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020751 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000020751 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000020751 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000020751 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000020751 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000020751 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000020752 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020752 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020752 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020752 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020752 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020752 | Elevance Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020752 | FedEx Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020752 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020752 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020752 | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020752 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000020752 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000020752 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000020752 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000020752 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000020752 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000020752 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000020752 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000020752 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020752 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000020752 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000020752 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000020752 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000020752 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000020752 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000020753 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020753 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020753 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020753 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020753 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020753 | Elevance Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020753 | FedEx Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020753 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020753 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020753 | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020753 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000020753 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000020753 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000020753 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000020753 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000020753 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000020753 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000020753 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000020753 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020753 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000020753 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000020753 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000020753 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000020753 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000020753 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000020757 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020757 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020757 | United States Treasury Notes_4.625__BNY-91282CKV2
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020757 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020757 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020757 | United States Treasury Notes_4.5__BNY-91282CKT7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020757 | Exxon Mobil Corp.___BNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020757 | United States Treasury Notes_4.5__BNY-91282CKU4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020757 | United States Treasury Notes_4.875__BNY-91282CKS9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020757 | Parker-Hannifin Corp.___BNY-701094104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020757 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000020757 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000020757 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000020757 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000020757 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000020757 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020757 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000020757 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020757 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000020757 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000020757 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000020757 | U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000020757 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000020757 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000020757 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020757 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000020757 | Investment_SecurityTypeCode_U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000020757 | Investment_SecurityTypeCode_Equity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020757 | Investment_SecurityTypeCode_Convertible Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000020757 | Investment_SecurityTypeCode_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000020757 | Investment_SecurityTypeCode_Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000020758 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020758 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020758 | United States Treasury Notes_4.625__BNY-91282CKV2
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020758 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020758 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020758 | United States Treasury Notes_4.5__BNY-91282CKT7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020758 | Exxon Mobil Corp.___BNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020758 | United States Treasury Notes_4.5__BNY-91282CKU4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020758 | United States Treasury Notes_4.875__BNY-91282CKS9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020758 | Parker-Hannifin Corp.___BNY-701094104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020758 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000020758 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000020758 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000020758 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000020758 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000020758 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020758 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000020758 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020758 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000020758 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000020758 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000020758 | U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000020758 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000020758 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000020758 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020758 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000020758 | Investment_SecurityTypeCode_U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000020758 | Investment_SecurityTypeCode_Equity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020758 | Investment_SecurityTypeCode_Convertible Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000020758 | Investment_SecurityTypeCode_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000020758 | Investment_SecurityTypeCode_Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000020759 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020759 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020759 | United States Treasury Notes_4.625__BNY-91282CKV2
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020759 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020759 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020759 | United States Treasury Notes_4.5__BNY-91282CKT7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020759 | Exxon Mobil Corp.___BNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020759 | United States Treasury Notes_4.5__BNY-91282CKU4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020759 | United States Treasury Notes_4.875__BNY-91282CKS9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020759 | Parker-Hannifin Corp.___BNY-701094104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020759 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000020759 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000020759 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000020759 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000020759 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000020759 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020759 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000020759 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020759 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000020759 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000020759 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000020759 | U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000020759 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000020759 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000020759 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020759 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000020759 | Investment_SecurityTypeCode_U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000020759 | Investment_SecurityTypeCode_Equity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020759 | Investment_SecurityTypeCode_Convertible Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000020759 | Investment_SecurityTypeCode_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000020759 | Investment_SecurityTypeCode_Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000074833 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074833 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074833 | United States Treasury Notes_4.625__BNY-91282CKV2
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000074833 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074833 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074833 | United States Treasury Notes_4.5__BNY-91282CKT7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074833 | Exxon Mobil Corp.___BNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074833 | United States Treasury Notes_4.5__BNY-91282CKU4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074833 | United States Treasury Notes_4.875__BNY-91282CKS9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074833 | Parker-Hannifin Corp.___BNY-701094104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074833 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000074833 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000074833 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000074833 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000074833 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000074833 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000074833 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000074833 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000074833 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000074833 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000074833 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000074833 | U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000074833 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000074833 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000074833 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074833 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000074833 | Investment_SecurityTypeCode_U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000074833 | Investment_SecurityTypeCode_Equity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074833 | Investment_SecurityTypeCode_Convertible Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000074833 | Investment_SecurityTypeCode_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000074833 | Investment_SecurityTypeCode_Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000020695 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020695 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020695 | Loews Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020695 | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020695 | AmerisourceBergen Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020695 | M&T Bank Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020695 | ITT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020695 | Diamondback Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020695 | Raymond James Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020695 | AMETEK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020695 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000020695 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000020695 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000020695 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000020695 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000020695 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020695 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000020695 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000020695 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000020695 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000020695 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000020695 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000020695 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000020695 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020695 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000020696 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020696 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020696 | Loews Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020696 | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020696 | AmerisourceBergen Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020696 | M&T Bank Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020696 | ITT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020696 | Diamondback Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020696 | Raymond James Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020696 | AMETEK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020696 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000020696 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000020696 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000020696 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000020696 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000020696 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020696 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000020696 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000020696 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000020696 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000020696 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000020696 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000020696 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000020696 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020696 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000020697 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020697 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020697 | Loews Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020697 | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020697 | AmerisourceBergen Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020697 | M&T Bank Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020697 | ITT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020697 | Diamondback Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020697 | Raymond James Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020697 | AMETEK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020697 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000020697 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000020697 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000020697 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000020697 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000020697 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020697 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000020697 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000020697 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000020697 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000020697 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000020697 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000020697 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000020697 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020697 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000074827 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074827 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074827 | Loews Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074827 | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074827 | AmerisourceBergen Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074827 | M&T Bank Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074827 | ITT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074827 | Diamondback Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074827 | Raymond James Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074827 | AMETEK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074827 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000074827 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000074827 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000074827 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000074827 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000074827 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074827 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000074827 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000074827 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000074827 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000074827 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000074827 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000074827 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000074827 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074827 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000020742 | AmerisourceBergen Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020742 | Crowdstrike Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020742 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020742 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020742 | Palantir Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020742 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020742 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020742 | Cintas Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020742 | Dexcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020742 | Copart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020742 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000020742 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000020742 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000020742 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000020742 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000020742 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000020742 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000020742 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000020742 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020742 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020742 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020742 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000020742 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000020742 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000020742 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020742 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000020743 | AmerisourceBergen Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020743 | Crowdstrike Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020743 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020743 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020743 | Palantir Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020743 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020743 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020743 | Cintas Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020743 | Dexcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020743 | Copart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020743 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000020743 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000020743 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000020743 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000020743 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000020743 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000020743 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000020743 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000020743 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020743 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020743 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020743 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000020743 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000020743 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000020743 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020743 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000168850 | AmerisourceBergen Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000168850 | Crowdstrike Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000168850 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000168850 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000168850 | Palantir Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000168850 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000168850 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000168850 | Cintas Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000168850 | Dexcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000168850 | Copart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000168850 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000168850 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000168850 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000168850 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000168850 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000168850 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000168850 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000168850 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000168850 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168850 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000168850 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000168850 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000168850 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000168850 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000168850 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168850 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000020744 | AmerisourceBergen Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020744 | Crowdstrike Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020744 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020744 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020744 | Palantir Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020744 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020744 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020744 | Cintas Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020744 | Dexcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020744 | Copart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020744 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000020744 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000020744 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000020744 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000020744 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000020744 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000020744 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000020744 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000020744 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020744 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020744 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020744 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000020744 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000020744 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000020744 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020744 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000074830 | AmerisourceBergen Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074830 | Crowdstrike Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074830 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074830 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074830 | Palantir Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074830 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074830 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074830 | Cintas Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074830 | Dexcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074830 | Copart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074830 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000074830 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000074830 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000074830 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000074830 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000074830 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000074830 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000074830 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000074830 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074830 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074830 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074830 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000074830 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000074830 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000074830 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000074830 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000020745 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000020745 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000020745 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000020745 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000020745 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000020745 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000020745 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020745 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020745 | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020745 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020745 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.10%
C000020745 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020745 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000020745 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000020745 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020745 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000020745 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000020745 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020745 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020745 | Short Term
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020745 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020745 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020745 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020745 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000020746 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000020746 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000020746 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000020746 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000020746 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000020746 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000020746 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020746 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020746 | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020746 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020746 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.10%
C000020746 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020746 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000020746 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000020746 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020746 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000020746 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000020746 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020746 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020746 | Short Term
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020746 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020746 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020746 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020746 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000020747 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000020747 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000020747 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000020747 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000020747 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000020747 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000020747 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020747 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020747 | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020747 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020747 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.10%
C000020747 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020747 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000020747 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000020747 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020747 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000020747 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000020747 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020747 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020747 | Short Term
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020747 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020747 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020747 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020747 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000074831 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000074831 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000074831 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000074831 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000074831 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000074831 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000074831 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000074831 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074831 | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074831 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074831 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.10%
C000074831 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074831 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000074831 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000074831 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074831 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000074831 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074831 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000074831 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074831 | Short Term
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000074831 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000074831 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074831 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000074831 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.40%